Guarantees in Insurance Contracts - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of insurance contracts contractual obligations [Line Items]
Period of which return of premium guarantee payable	14 years
Re insured account value	€ 2,189	€ 3,518	€ 2,703
Guaranteed remaining balance	€ 800	900
Derivative insurance contract description	Aegon entered into a derivative program to mitigate the overall exposure to equity market and interest rate risks associated with the reinsurance contract. This program involves selling equity futures contracts and equity total return swap contracts (S&P 500, Midcap, Russell 2000, and the MCSI EAFE index in accordance with Aegon’s exposure) to mitigate the effect of equity market movement on the reinsurance contracts and the purchase of interest rate swaps, treasury futures and treasury forwards to mitigate the effect of movements in interest rates on the reinsurance contracts
Fixed annuity product balance	€ 151	179
Increase (decrease) in guarantee reserves	9,051	2,997
Guarantee reserve	828	9,878
GMWB [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Derivative contract value	8	39
Reinsurance assets [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Re insured account value	€ 1,400	€ 1,800
Bottom of range [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Effective interest rate percentage	0.00%
First five years [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Long-term forward interest rate assumption	25.00%
Maturity year 2020 [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Volatility assumption of S&P 500 index	22.70%	22.30%
The Netherlands [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Guarantees fair value contributes net loss before tax earnings	€ 184	€ 63
Gain (Loss) related to increasing own credit spreads	35	16
Gain related to increase in equity market	1,019	1,214
Gain related to decreases in equity volatilities	357	19
Increase in risk free rates	7,653	2,795
Other contributed gain (loss)	774	65
Hedges related to the guarantee reserves	€ 6,366	€ 3,855
The Netherlands [member] | Bottom of range [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Adjusted technical interest rates	3.00%
The Netherlands [member] | Top of range [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Adjusted technical interest rates	4.00%